Warrants (Tables)	12 Months Ended
Mar. 31, 2024
Warrants [Abstract]
Schedule of Private Warrants are Accounted for as Liabilities	The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.
As of March 31, 2024
Fair value of the underlying asset as of the Valuation Date	0.1
Strike price	11.5
Life to expiration (Years.)	4.0
Volatility	88.5%
Number of steps	100
Redemption price (per share)	0.1

Schedule of the Warrant Liabilities	The table below reflects the movement of warrant liabilities for the year ended March 31, 2024:
	April 1, 2023	Change in fair value	Foreign currency translation	March 31, 2024	March 31, 2024
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	8,792,389	(4,458,844)	214,459	4,548,004	$641,015
Total	8,792,389	(4,458,844)	214,459	4,548,004	$641,015